Deposits - Contractual Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Total demand deposits
Non-interest bearing	$ 2,687,877	$ 2,656,659
Interest bearing	5,579,775	5,602,255
Total demand deposits	8,267,652	8,258,914
Demand or less than $100k
Within 3 months	51,608	42,571
3 to 6 months	18,035	15,177
6 to 12 months	19,912	18,877
After 12 months	10,395	10,360
Total term deposits	99,950	86,985
Total deposits, less than $100k	8,367,602	8,345,899
Term - $100k or more
Within 3 months	3,540,636	2,633,800
3 to 6 months	416,374	474,034
6 to 12 months	348,301	459,325
After 12 months	72,996	73,650
Total term deposits	4,378,307	3,640,809
Term
Within 3 months	3,592,244	2,676,371
3 to 6 months	434,409	489,211
6 to 12 months	368,213	478,202
After 12 months	83,391	84,010
Total term deposits	4,478,257	3,727,794
Total deposits	$ 12,745,909	$ 11,986,708
Weighted average interest rate, demand deposits	0.0087	0.0081